Note 7 - Goodwill and Other Intangible Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill, Period Increase (Decrease), Total	$ 0
Goodwill, Impairment Loss	0
Core Deposits [Member]
Amortization of Intangible Assets	$ 109	$ 109	$ 27